Related Party Transactions - Schedule of Amount Due to Related Parties (Details) - USD ($)	Mar. 31, 2025	Sep. 30, 2024
Mr. Fuyunishiki Ryo [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total		$ 208,943
Ms. Wu Shunyu [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total		105,601
Related Party [Member]
Schedule of Amount Due to Related Parties [Line Items]
Total		$ 314,544